Derivative Financial Liability	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Derivative Financial Liability [Text Block]

8. Derivative Financial Liability

	Year Ended	Year Ended
	December 31,	December 31,
	2017	2016
Balance, Beginning	$367,346	$1,135,157
Fair value of warrants issued during the year	813,126	1,112,776
Fair value of warrants exercised during the year	(27,722)	-
Change in fair value of warrants outstanding	(885,673)	(1,880,587)
Balance, Ending	$267,077	$367,346

The derivative financial liability consists of the fair value of share purchase warrants that have exercise prices that differ from the functional currency of the Company and are within the scope of IAS 32 “Financial Instruments: Presentation”. Details of these warrants and their fair values are as follows:

		Number of		Number of
		Warrants	Fair Value at	Warrants
		Outstanding at	December	Outstanding at	Fair Value at
	Exercise	December 31,	31,	December 31,	December 31,
Expiration Date	Price	2017	2017	2016	2016
	CDN $		US $		US $
July 20, 2017	0.90	-	-	3,840,700	574
January 21, 2018	0.70	1,352,062	-	1,352,062	3,497
April 14, 2018	0.95	1,200,050	-	1,200,050	4,028
April 27, 2018	0.95	397,000	-	397,000	1,506
July 23, 2018	0.74	1,000,000	20	1,000,000	8,052
July 31, 2018	0.74	822,000	18	822,000	6,650
November 30, 2018	0.55	1,694,444	609	1,694,444	26,938
December 18, 2018	0.55	1,681,189	1,254	1,681,189	27,987
February 2, 2019	0.55	273,058	309	273,058	6,144
March 17, 2019	0.55	2,244,497	2,132	2,244,497	53,241
June 28, 2019	0.55	1,000,000	2,930	1,000,000	26,377
July 28, 2019	0.55	1,000,000	3,155	1,000,000	29,049
September 16, 2019	0.55	650,000	3,471	650,000	23,768
November 2, 2019	0.30	1,000,000	8,955	1,000,000	49,316
November 22, 2019	0.30	427,500	3,899	427,500	20,328
December 5, 2019	0.25	1,000,000	11,201	1,000,000	53,205
December 14, 2019	0.25	500,000	5,651	500,000	26,686
January 9, 2020	0.25	646,800	6,247	-	-
February 3, 2020	0.40	650,000	4,696	-	-
March 17, 2020	0.25	900,000	11,315	-	-
April 11, 2020	0.25	1,030,000	13,070	-	-
May 13, 2020	0.27	500,000	6,067	-	-
June 14, 2020	0.24	1,250,000	18,968	-	-
July 11, 2020	0.24	650,000	10,424	-	-
July 26, 2020	0.24	900,000	14,649	-	-
August 9, 2020	0.24	1,000,000	19,648	-	-
September 12, 2020	0.24	500,000	10,093	-	-
October 16, 2020	0.24	1,250,000	30,078	-	-
November 24, 2020	0.24	1,449,833	35,227	-	-
December 27, 2020	0.19	1,550,000	42,991	-	-
		28,518,433	267,077	20,082,500	367,346

The fair values of these warrants were estimated using the Black-Scholes Option Pricing Model using the following assumptions.

•	The stock price was based upon the publicly traded price at the time of issuance;

•	The risk-free interest rate assumption is based on the government of Canada marketable bonds for a period consistent with the expected term of the option in effect at the time of the grant;

•	The Company does not pay dividends on common stock and does not anticipate paying dividends on its common stock in the foreseeable future. Therefore, the expected dividend rate was 0%;
•	The expected life of the warrants was estimated to be 75% of the remaining contractual term which is based on the historical exercise patterns of warrant holders; and

•	The expected volatility was based off of the historical trading prices of the Company’s common stock price over a period equivalent to the expected life of the warrants.

The fair values of these warrants as of December 31, 2017 were estimated using the Black-Scholes Option Pricing Model using the following inputs:

Input	Range
Expected volatility	96% - 100%
Expected life	0.04 - 2.24 years
Dividends	0.00%
Risk-free interest rate	0.65%

The fair values of these warrants as of December 31, 2016 were estimated using the Black-Scholes Option Pricing Model using the following inputs:

Input	Range
Expected volatility	86% - 95%
Expected life	0.41 - 2.22 years
Dividends	0.00%
Risk-free interest rate	0.74%